Leases - Lessor (Details) ¥ in Millions	Dec. 31, 2025 CNY (¥)
Leases
2026	¥ 823.7
2027	352.4
2028	175.4
2029	86.8
2030	65.7
2031 and thereafter	¥ 148.7